Debt Securities in Issue	12 Months Ended
Dec. 31, 2021
Debt Securities In Issue [Abstract]
Debt Securities in Issue
26. DEBT SECURITIES IN ISSUE

		Group
	2021	2020
	£m	£m
Medium-term notes:
– US$30bn Euro Medium Term Note Programme	1,405	1,694
– Euro 30bn Euro Medium Term Note Programme(1)	4,304	4,292
– US SEC-registered Debt Programme – Santander UK Group Holdings plc(2)	5,978	5,616
– US SEC-registered Debt Programme – Santander UK plc	1,224	4,723
	12,911	16,325
Euro 35bn Global Covered Bond Programme (See Note 14)	12,760	19,285
US$20bn Commercial Paper Programmes	2,704	2,824
Certificates of deposit	2,387	2,858
Credit linked notes	59	57
Securitisation programmes (See Note 14)	759	2,330
	31,580	43,679

(1) Restated for 2020 to reclassify £673m previously disclosed as Euro 750m Senior Unsecured Notes to Euro 30bn Euro Medium Term Note Programme due to an administrative error.
(2) Restated for 2020 to reclassify £734m previously disclosed as US$1bn Senior Unsecured Notes to US SEC-registered Debt Programme - Santander UK Group Holdings plc due to an administrative error. The funding from the Euro 30bn Euro Medium Term Note Programme and the US SEC-registered Debt Programme in the name of Santander UK Group Holdings plc has predominantly been downstreamed to our operating company Santander UK plc.